IMPAIRMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IMPAIRMENT
Property, plant and equipment	$ 18,459,400	$ 7,675,595	$ 7,325,418
La India
IMPAIRMENT
Impairment charge	55,000
impairment charge (net of tax)	52,700
Property, plant and equipment	$ 134,300